NON-RECOURSE BORROWINGS - Schedule of Subsidiary Borrowings By Currency (Details) £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 8,600				$ 9,009
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	6,846				5,305
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	1,613	$ 2,200			3,547	$ 4,460
Australian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	141		$ 200		156		$ 199
British pounds
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 0			£ 0	$ 1			£ 1